OMB APPROVAL

OMB Number: 3235-0578

Expires: May 31, 2007

Estimated average burden hours per response: 21.09

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:           March 31

Date of reporting period:        June 30, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Brokerage Cash Reserves
ING Aeltus Money Market Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	as of June 30, 2006 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT:		5.9%
$4,000,000		Barclays Bank PLC, 5.200%, due 08/24/06	$4,000,000
9,000,000		BNP Paribas, 5.330%, due 08/08/06	9,000,000
2,000,000		Canadian Imperial Bank, 5.320%, due 12/05/06	1,994,576
2,500,000		Credit Suisse, 5.506%, due 02/02/07	2,489,579
500,000		Deutsche Bank, 5.550%, 10/16/06	497,894
675,000		Deutsche Bank, 5.620%, 02/14/08	672,586
1,000,000		Societe Generale, 5.400%, due 08/11/06	998,144

		Total Certificates of Deposit
		(Cost $19,652,779)	19,652,779

COLLATERALIZED MORTGAGE OBLIGATIONS:		4.4%

2,750,000	@@, #, C	Cheyne High Grade ABS CDO Ltd., 5.180%, due 11/10/06	2,750,000
3,200,000	@@, #, C, I	Newcastle CDO I Ltd., 5.353%, due 10/24/06	3,200,000
3,200,000	#, C, I	Newcastle CDO III Corp., 5.353%, due 09/25/06	3,200,000
3,300,000	@@, #, C	Putnam Structured Product CDO, 5.219%, due 08/15/06	3,300,000
2,300,000	@@, #, C	Whitehawk CDO Funding Ltd., 5.349%, due 09/15/06	2,300,000

		Total Collateralized Mortgage Obligations
		(Cost $14,750,000)	14,750,000

COMMERCIAL PAPER:		38.9%

6,000,000		Alliance & Leicester PLC, 5.410%, due 09/22/06	5,925,162
1,500,000		ANZ National International., 5.170%, due 04/04/07	1,440,330
5,000,000		ASB Bank Ltd., 5.385%, due 09/22/06	4,937,923
900,000		Caisse, 5.160%, due 07/19/06	897,678
2,000,000		Concord Minutemen Capital Co., LLC, 5.160%, due 07/05/06	1,998,853
7,000,000	#	Concord Minutemen Capital Co., LLC, 5.160%, due 07/12/07	6,999,519
4,200,000		Concord Minutemen Capital Co., LLC, 5.320%, due 07/24/06	4,185,725
13,000,000		Crown Point Capital Co., 5.240%, due 07/14/06	12,975,401
600,000		Crown Point Capital Co., 5.300%, due 07/18/06	598,498
1,500,000		Dexia Delaware, LLC, 5.265% due 08/07/06	1,491,883
3,500,000		Duke Funding High Grade, 5.300%, due 07/13/06	3,493,817
600,000		Edison Asset Securitization Corp., 5.210%, due 08/21/06	595,572
9,482,000		Jupiter, 5.270%, due 07/12/06	9,452,041
3,500,000		Master Funding, LLC, 5.300%, due 07/31/06	3,484,542
13,500,000		Monument Gardens Funding, LLC, 5.410%, due 09/22/06	13,334,267
6,491,000		Old Line Funding Corp., 5.300%, due 08/03/06	6,460,187
4,450,000		Santander CEN HIS , 5.350%, due 8/16/06	4,419,579
11,500,000		St. Germain Holdings Ltd., 5.275%, due 08/01/06	11,454,873
3,500,000		Three Pillars, 5.140%, due 07/07/06	3,497,002
968,000		Tulip Funding, 5.260%, due 10/25/06	951,593
14,000,000		Tulip Funding, 5.330%, due 07/31/06	13,936,928
3,000,000		Variable Fund, 5.340%, due 07/20/06	2,991,545
2,400,000		Westpack, 5.260%, due 07/06/06	2,398,247
12,000,000		Yorktown Capital, LLC, 5.290%, due 07/20/2006	11,966,497

		Total Commercial Paper
		(Cost $129,887,662)	129,887,662

CORPORATE BONDS/NOTES:		48.2%
7,000,000	#	Allstate Life Global Funding II, 5.180%, due 11/09/06	7,001,249

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	as of June 30, 2006 (Unaudited)(continued)

Principal Amount				Value
2,000,000	#	Allstate Life Global Funding II, 5.578%, due 04/02/07		$2,000,970
2,820,000		Allstate Life Global Funding Trusts, 5.447%, due 09/22/06		2,820,058
7,050,000		American Express Bank, FSB, 5.283%, due 01/26/07		7,050,000
5,500,000		American Express Bank, FSB, 5.356%, due 12/01/06		5,500,887
1,000,000		American Express Credit Corp., 5.170%, due 06/12/07		1,000,075
900,000		American General Finance Corp., 4.004%, due 07/14/06		900,582
4,600,000	#, C	American General Finance Corp., 5.229%, due 07/13/07		4,599,964
1,000,000		American General Finance Corp., 5.453%, due 03/15/07		1,001,937
4,600,000	@@, #	American Honda Finance Corp., 5.216%, due 09/18/06		4,600,000
2,000,000	#	Bank of New York, 5.395%, due 07/27/07		2,000,000
3,400,000		Bear Stearns Cos., Inc., 5.179%, due 07/05/07		3,400,000
3,325,000		Bear Stearns Cos., Inc., 5.381%, due 07/27/07		3,325,000
5,000,000		BNP Paribas SA, 5.286%, due 01/26/07		5,000,000
6,000,000		Credit Suisse, 5.015%, due 01/12/07		5,998,215
1,000,000		Credit Suisse, 5.470%, due 03/27/07		999,949
7,000,000		Duke Funding High Grade I, 5.118%, due 12/06/06		6,999,969
5,900,000		General Electric Capital Corp., 5.250%, due 07/09/07		5,900,000
5,000,000		General Electric Capital Corp., 5.497%, due 06/22/07		5,004,246
5,000,000	I	Goldman Sachs Group LP, 5.190%, due 05/11/07		5,000,000
3,200,000	#	Goldman Sachs Group LP, 5.219%, due 07/13/07		3,200,000
4,000,000	I	Goldman Sachs Group LP, 5.224%, due 02/14/07		4,000,000
2,900,000	@@, #	HBOS Treasury Services PLC, 5.396%, due 07/01/07		2,900,000
4,800,000	@@, #	HBOS Treasury Services PLC, 5.530%, due 07/24/07		4,800,000
2,000,000	@@, #	HBOS Treasury Services PLC, 7.700%, due 01/12/07		1,975,971
3,025,000		HSBC Bank USA NA, 5.200%, due 05/10/07		2,982,852
1,510,000		HSBC Finance Corp., 5.200%, due 05/10/07		1,510,421
3,150,000		HSBC Finance Corp., 5.381%, due 03/01/07		3,200,373
6,000,000		Merrill Lynch & Co., Inc., 5.280%, due 10/27/06		6,002,176
9,000,000		Merrill Lynch & Co., Inc., 5.320%, due 07/27/07		9,000,000
7,400,000	#, I	Money Market Trust, 5.274%, due 07/10/07		7,400,000
4,624,000		Morgan Stanley, 5.185%, due 01/12/07		4,626,795
1,250,000		Morgan Stanley, 5.226%, due 11/09/06		1,250,044
3,725,000	C	Morgan Stanley, 5.456%, due 04/01/07		3,733,998
9,000,000		PNC Bank NA, 5.320%, due 01/29/07		8,999,852
4,500,000		Toyota Motor Credit Corp., 5.276%, due 04/26/07		4,500,000
6,200,000	#	Verizon Global Funding Corp., 5.439%, due 01/12/07		6,200,000
2,750,000		Wells Fargo & Co., 5.396%, due 08/02/07		2,750,000
2,100,000		Westpac Banking Corp., 5.340%, due 07/11/07		2,100,000

		Total Corporate Bonds/Notes
		(Cost $161,235,583)		161,235,583

REPURCHASE AGREEMENT:		2.7%
9,014,000		Goldman Sachs Repurchase Agreement dated 06/30/06, 5.230%, due 07/03/06, $9,017,929 to be received upon repurchase (Collateralized by $9,309,000 Federal Home Loan Bank, Discount Note, market value $9,194,499, due 09/22/06)		9,014,000

		Total Repurchase Agreement
		(Cost $9,014,000)		9,014,000

		Total Investments in Securities
		(Cost $334,540,024)*	100.1%	$334,540,024
		Other Assets and Liabilities-Net	(0.1)	(405,957)
		Net Assets	100.0%	$334,134,067

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	as of June 30, 2006 (Unaudited)(continued)

(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in an effective marurity of one year or less. Rate shown reflects current rate.

ABS	Asset-Backed Securities
CDO	Collateralized Debt Obligations
FSB	Federal Savings Bank
@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
I	Illiquid security
*	Cost for federal income tax purposes is the same as for financial statement purposes.

Pursuant to guidelines adopted by the Fund’s Board, the following securities held in the Brokerage Cash Reserves have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 10% of the Fund’s net assets, at market value, at time of purchase.

		Initial			Percent
	Principal	Acquisition			of
Security	Amount	Date	Cost	Value	Net Assets
Goldman Sachs Group LP, 5.190%, due 05/11/07	5,000,000	04/11/06	$5,000,000	$5,000,000	1.50%
Goldman Sachs Group LP, 5.224%, due 02/14/07	4,000,000	02/13/06	4,000,000	4,000,000	1.20
Money Market Trust, 5.274%, due 07/10/07	7,400,000	04/15/03	7,400,000	7,400,000	2.21
Newcastle CDO I Ltd., 5.353%, due 10/24/06	3,200,000	10/23/03	3,200,000	3,200,000	0.96
Newcastle CDO III Corp., 5.353%, due 09/25/06	3,200,000	09/22/05	3,200,000	3,200,000	0.96
			$22,800,000	$22,800,000	6.83%

PORTFOLIO OF INVESTMENTS
ING Aeltus Money Market Fund(1)	as of June 30, 2006 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT:		4.2%
$2,000,000		Barclays Bank PLC, 5.200%, due 08/24/2006	$2,000,000
6,500,000		BNP Paribas, 5.330%, due 08/08/06	6,500,000
2,000,000		Credit Suisse, 5.506%, due 02/02/07	1,991,663

		Total Certificates of Deposit
		(Cost $10,491,663)	10,491,663

COLLATERALIZED MORTGAGE OBLIGATIONS:		5.1%
2,000,000	@@, #, C	Cheyne High Grade ABS CDO Ltd., 5.180%, due 11/10/06	2,000,000
3,000,000	@@, #, C, I	Newcastle CDO I Ltd., 5.353%, due 10/24/06	3,000,000
3,000,000	#, C, I	Newcastle CDO III Corp., 5.353%, due 09/25/06	3,000,000
2,900,000	@@, #, C	Putnam Structured Product CDO, 5.219%, due 08/15/06	2,900,000
1,700,000	@@, #, C	Whitehawk CDO Funding Ltd., 5.349%, due 09/15/06	1,700,000

		Total Collateralized Mortgage Obligations
		(Cost $12,600,000)	12,600,000

COMMERCIAL PAPER:		32.4%
4,000,000		Alliance & Leicester, 5.410%, due 09/22/06	3,950,108
500,000		ANZ National International, 5.170%, due 04/04/07	480,110
3,000,000		ASB Bank Ltd., 5.385%, due 09/22/06	2,962,754
2,000,000		Concord Minutemen Capital Co., LLC, 5.160%, due 07/05/06	1,998,853
3,000,000		Concord Minutemen Capital Co., LLC, 5.320%, due 07/24/06	2,989,803
10,500,000		Crown Point Capital Co., 5.240%, due 07/14/06	10,480,132
650,000		Danske Corp., 5.260%, due 07/26/06	647,626
2,396,000		Duke Funding High Grade, 5.300%, due 07/13/06	2,391,767
1,000,000		HBOS Tresury Services PLC, 5.250%, due 7/26/06	996,354
4,872,000		Jupiter, 5.180%, due 08/09/06	4,853,000
2,000,000		Master Funding, LLC, 5.300%, due 07/31/06	1,991,167
10,500,000		Monument Gardens Funding, LLC, 5.410%, due 09/22/06	10,371,096
3,228,000		Old Line Funding Corp., 5.300%, due 08/03/06	3,212,314
9,000,000		St. Germain Holdings Ltd., 5.275%, due 08/01/06	8,960,089
3,111,000		Three Pillars, 5.140%, due 07/07/06	3,107,239
11,000,000		Tulip Funding, 5.330%, due 07/31/06	10,950,698
1,750,000		Windmill Funding, 5.210%, due 7/10/06	1,747,721
8,000,000		Yorktown Capital, LLC, 5.290%, due 07/20/06	7,977,664

		Total Commercial Paper
		(Cost $80,068,495)	80,068,495

CORPORATE BONDS/NOTES:		53.9%
4,750,000	#	Allstate Life Global Funding II, 5.180%, due 11/09/06	4,750,888
1,900,000		Allstate Life Global Funding Trusts, 5.447%, due 09/22/06	1,900,039
4,900,000		American Express Bank, FSB, 5.283%, due 01/26/07	4,900,000
2,600,000		American Express Bank, FSB, 5.356%, due 12/01/06	2,600,419
610,000		American General Finance Corp., 4.004%, due 07/14/06	610,395
3,250,000	#, C	American General Finance Corp., 5.229%, due 07/13/07	3,249,973
1,000,000		American General Finance Corp., 5.453%, due 03/15/07	1,001,937
2,000,000	#	American Honda Finance Corp., 5.120%, due 08/08/06	2,000,039
3,500,000	@@, #	American Honda Finance Corp., 5.216%, due 09/18/06	3,500,000
2,000,000	#	Bank of New York, 5.395%, due 07/27/07	2,000,000
2,500,000		Bear Stearns Cos., Inc., 5.179%, due 07/05/07	2,500,000
2,350,000		Bear Stearns Cos., Inc., 5.381%, due 07/27/07	2,350,000
4,000,000		BNP Paribas SA, 5.286%, due 01/26/07	4,000,000
1,350,000		Caterpillar Financial Services Corp., 5.300%, due 09/08/06	1,350,086
5,000,000	#	Concord Minutemen Capital Co., LLC, 5.160%, due 07/12/07	4,999,657
5,000,000		Credit Suisse, 5.015%, due 01/12/07	4,998,424
1,400,000		Credit Suisse, 5.470%, due 03/27/07	1,399,900

PORTFOLIO OF INVESTMENTS
ING Aeltus Money Market Fund(1)	as of June 30, 2006 (Unaudited)(continued)

Principal Amount				Value
6,000,000		Duke Funding High Grade I, 5.118%, due 12/06/06		$5,999,979
5,000,000		General Electric Capital Corp., 5.250%, due 07/09/07		5,000,000
4,000,000		General Electric Capital Corp., 5.497%, due 06/22/07		4,003,397
2,000,000	I	Goldman Sachs Group LP, 5.190%, due 05/11/07		2,000,000
2,200,000	#	Goldman Sachs Group LP, 5.219%, due 07/13/07		2,200,000
2,000,000	I	Goldman Sachs Group LP, 5.224%, due02/14/07		2,000,000
1,500,000		Goldman Sachs Group, Inc., 5.163%, due 01/09/07		1,501,691
1,400,000	@@, #	HBOS Treasury Services PLC, 5.396%, due 08/01/07		1,400,000
4,100,000	@@, #	HBOS Treasury Services PLC, 5.530%, due 07/24/07		4,100,000
2,500,000	@@, #	HBOS Treasury Services PLC, 7.757%, due 01/12/07		2,469,582
2,280,000		HSBC Finance Corp., 5.417%, due 03/01/07		2,315,921
2,500,000		KeyBank NA, 5.206%, due 02/09/07		2,500,736
500,000		M&I Marshall & Ilsley Bank, 5.538%, due 10/02/06		500,021
4,700,000		Merrill Lynch & Co., Inc., 5.280%, due 10/27/06		4,701,704
6,500,000		Merrill Lynch & Co., Inc., 5.320%, due 07/27/07		6,500,000
6,700,000	#, I	Money Market Trust, 5.274%, due 07/10/07		6,700,000
2,800,000		Morgan Stanley, 5.185%, due 01/12/07		2,801,730
2,400,000		Morgan Stanley, 5.226%, due 11/09/06		2,400,655
3,000,000	C	Morgan Stanley, 5.437%, due 04/01/07		3,007,645
8,500,000		PNC Bank NA, 5.320%, due 01/29/07		8,499,861
2,000,000	@@, C	Royal Bank of Scotland Group PLC, 5.496%, due 04/27/07		1,975,850
3,000,000		Toyota Motor Credit Corp., 5.276%, due 04/26/07		3,000,000
5,400,000	#	Verizon Global Funding Corp., 5.439%, due 01/12/07		5,400,000
2,500,000		Wells Fargo & Co., 5.396%, due 08/31/07		2,500,000
1,600,000		Westpac Banking Corp., 5.340%, due 07/11/07		1,600,000
		Total Corporate Bonds/Notes
		(Cost $133,190,529)		133,190,529

REPURCHASE AGREEMENT:		4.5%
11,229,000		Goldman Sachs Repurchase Agreement
		dated 06/30/06, 5.230%, due 07/03/06,
		$11,233,894 to be received upon repurchase
		(Collateralized by $11,597,000 Federal Home
		Loan Bank, Discount Note, market value
		$11,454,357, due 09/22/06)		11,229,000

		Total Repurchase Agreement
		(Cost $11,229,000)		11,229,000

		Total Investments in Securities
		(Cost $247,579,687)*	100.1%	$247,579,687
		Other Assets and Liabilities-Net	(0.1)	(287,103)
		Net Assets	100.0%	$247,292,584

(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in an effective marurity of one year or less. Rate shown reflects current rate.

ABS	Asset-Backed Securities.
CDO	Collateralized Debt Obligations
FSB	Federal Savings Bank
@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
I	Illiquid security
*	Cost for federal income tax purposes is the same as for financial statement purposes.

Pursuant to guidelines adopted by the Fund’s Board, the following securities held in the ING Aeltus Money Market Fund have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 10% of the Fund’s net assets, at market value, at time of purchase.

		Initial			Percent
	Principal	Acquisition			of
Security	Amount	Date	Cost	Value	Net Assets
Goldman Sachs Group LP, 5.190%, due 05/11/07	2,000,000	04/11/06	$2,000,000	$2,000,000	0.81%
Goldman Sachs Group LP, 5.224%, due 02/14/07	2,000,000	02/13/06	2,000,000	2,000,000	0.81
Money Market Trust, 5.274%, due 07/10/07	6,700,000	04/15/03	6,700,000	6,700,000	2.71
Newcastle CDO I Ltd., 5.353%, due 10/24/06	3,000,000	10/23/03	3,000,000	3,000,000	1.21
Newcastle CDO III Corp., 5.353%, due 09/25/06	3,000,000	09/22/05	3,000,000	3,000,000	1.21
			$16,700,000	$16,700,000	6.75%

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Series Fund, Inc.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 29, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 29, 2006